Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 4,592		$ 3,862	$ 3,458
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax	(30)		0	0
Net cash flow hedges, net of income tax	3		3	(9)
Pension and other postretirement benefits, net of income tax	59		(12)	(20)
Net other comprehensive income (loss)	32	[1]	(9)	(29)
Comprehensive income	4,624		3,853	3,429
Comprehensive loss attributable to noncontrolling interest	0		2	4
Comprehensive income attributable to CVS Caremark	$ 4,624		$ 3,855	$ 3,433

[1]	All amounts are net of tax.